Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000125239
Shareholder Report [Line Items]
Fund Name	Empiric Fund
Class Name	Class A
Trading Symbol	EMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Empiric Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.
Additional Information Phone Number	(888) 839-7424
Additional Information Website	https://www.empiricfunds.com/index.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$226	2.23%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Empiric Fund - Class A
Without Load	3.02%	9.99%	9.64%
With Load	-2.90%	8.70%	9.00%
MSCI U.S. Small Cap Index	9.90%	12.63%	10.50%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,419,466
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 243,588
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,419,466
Number of Portfolio Holdings	39
Advisory Fee	$243,588
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.0%
Exchange-Traded Funds	3.1%
Money Market Funds	3.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Energy	1.0%
Materials	1.3%
Communications	2.2%
Equity	3.1%
Collateral for Securities Loaned	3.9%
Financials	5.3%
Health Care	7.9%
Consumer Discretionary	8.2%
Consumer Staples	13.3%
Industrials	25.4%
Technology	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Consolidated, Inc.	6.2%
United Rentals, Inc.	5.8%
CommVault Systems, Inc.	5.1%
Quanta Services, Inc.	5.1%
Agilysys, Inc.	4.6%
Fair Isaac Corporation	4.5%
Casey's General Stores, Inc.	4.5%
LPL Financial Holdings, Inc.	3.7%
Lincoln Electric Holdings, Inc.	3.3%
EMCOR Group, Inc.	3.2%

C000125240
Shareholder Report [Line Items]
Fund Name	Empiric Fund
Class Name	Class C
Trading Symbol	EMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Empiric Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.
Additional Information Phone Number	(888) 839-7424
Additional Information Website	https://www.empiricfunds.com/index.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$301	2.98%

Expenses Paid, Amount	$ 301
Expense Ratio, Percent	2.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Empiric Fund - Class C	2.24%	9.17%	8.82%
MSCI U.S. Small Cap Index	9.90%	12.63%	10.50%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,419,466
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 243,588
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,419,466
Number of Portfolio Holdings	39
Advisory Fee	$243,588
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.0%
Exchange-Traded Funds	3.1%
Money Market Funds	3.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Energy	1.0%
Materials	1.3%
Communications	2.2%
Equity	3.1%
Collateral for Securities Loaned	3.9%
Financials	5.3%
Health Care	7.9%
Consumer Discretionary	8.2%
Consumer Staples	13.3%
Industrials	25.4%
Technology	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Consolidated, Inc.	6.2%
United Rentals, Inc.	5.8%
CommVault Systems, Inc.	5.1%
Quanta Services, Inc.	5.1%
Agilysys, Inc.	4.6%
Fair Isaac Corporation	4.5%
Casey's General Stores, Inc.	4.5%
LPL Financial Holdings, Inc.	3.7%
Lincoln Electric Holdings, Inc.	3.3%
EMCOR Group, Inc.	3.2%